UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21666

HATTERAS MASTER FUND, L.P.
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code: (919) 846-2324

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

HATTERAS MULTI-STRATEGY FUND, L.P.
HATTERAS MULTI-STRATEGY TEI FUND, L.P.
HATTERAS MULTI-STRATEGY INSTITUTIONAL FUND, L.P.
HATTERAS MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.P.

SEMI-ANNUAL REPORT

For the Six Months Ended September 30, 2009

THIS PAGE INTENTIONALLY LEFT BLANK

HATTERAS FUNDS

For the six months ended September 30, 2009

(Unaudited)

Hatteras Multi-Strategy Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Multi-Strategy TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

ONE

HATTERAS FUNDS

STATEMENTS OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL

September 30, 2009 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.**	Hatteras Multi-Strategy TEI Fund, L.P.*,**	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*

Assets
Investment in Hatteras Master Fund, L.P., at fair value (cost $247,175,279, $308,457,140, $264,546,614, $545,053,267), respectively	$229,294,738	$281,045,988	$234,456,117	$499,973,440
Cash and cash equivalents	250,000	305,000	150,000	155,000
Receivable for withdrawal from Hatteras Master Fund, L.P.	12,883,044	20,007,992	10,080,941	9,877,527
Investment in Hatteras Master Fund, L.P. paid in advance	2,034,186	3,607,815	4,278,630	8,952,010
Interest receivable	34	30	35	40
Prepaid assets	71,247	68,539	57,587	57,136
Other receivables	957	352	1,911	—

Total assets	$244,534,206	$305,035,716	$249,025,221	$519,015,153

Liabilities and partners’ capital
Withdrawals payable	$13,003,029	$20,091,140	$10,198,937	$9,940,389
Contributions received in advance	2,241,050	3,862,800	4,344,500	9,049,325
Servicing fee payable	171,500	213,020	20,384	42,458
Professional fees payable	41,170	37,857	68,716	26,392
Accounting and administration fees payable	19,315	21,211	13,908	27,954
Directors fees payable	1,250	1,250	1,250	1,250
Custodian fees payable	—	—	—	3,335
Withholding tax payable	—	144,305	—	216,913
Other accrued expenses	17,521	18,441	33,137	49,492

Total liabilities	15,494,835	24,390,024	14,680,832	19,357,508

Partners’ capital	229,039,371	280,645,692	234,344,389	499,657,645

Total liabilities and partners’ capital	$244,534,206	$305,035,716	$249,025,221	$519,015,153

Partners’ capital
Capital contributions (net)	253,752,657	317,636,553	265,711,204	547,573,462
Accumulated net investment loss	(12,486,869)	(16,095,032)	(4,605,795)	(8,520,119)
Accumulated net realized loss	(21,447,214)	(26,072,445)	(12,948,095)	(41,182,661)
Accumulated net unrealized appreciation/ (depreciation) on investments	9,220,797	5,176,616	(4,812,925)	1,786,963

Partners’ capital	$229,039,371	$280,645,692	$234,344,389	$499,657,645

Net asset value per share	$84.85	$84.82	$85.65	$85.56
Maximum offering price per share	$86.55	$86.52	$85.65	$85.56
Number of authorized units	7,500,000.00	7,500,000.00	7,500,000.00	7,500,000.00
Number of outstanding units	2,699,355.29	3,308,257.72	2,736,454.33	5,839,787.87

*	Consolidated Statement. See note 1.

**	The maximum sales load for the Hatteras Multi-Strategy Fund, L.P. and the Hatteras Multi-Strategy TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.

TWO

HATTERAS FUNDS

STATEMENTS OF OPERATIONS

For the six months ended September 30, 2009 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.*	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*

Net investment loss allocated from Hatteras Master Fund, L.P.
Dividends	$538,521	$655,217	$530,442	$1,062,751
Expenses	(1,421,211)	(1,730,732)	(1,397,291)	(2,799,546)

Net investment loss allocated from Hatteras Master Fund, L.P.	(882,690)	(1,075,515)	(866,849)	(1,736,795)

Feeder Fund investment income
Interest	350	443	217	309
Other revenue	—	102,909	—	—

Total fund investment income	350	103,352	217	309

Feeder Fund expenses
Servicing fee	984,455	1,197,880	113,843	227,871
Accounting and administration fees	82,352	106,246	69,404	123,129
Professional fees	41,585	30,799	35,832	21,895
Registration fees	21,500	21,500	21,500	28,950
Insurance fees	12,585	12,930	13,347	12,725
Directors fees	10,000	10,000	10,000	10,000
Custodian fees	—	4,175	1,900	3,120
Printing fees	—	—	30,591	31,511
Withholding tax	—	163,607	—	260,000
Other expenses	64,519	61,648	25,200	46,071

Total Feeder Fund expenses	1,216,996	1,608,785	321,617	765,272

Net investment loss	(2,099,336)	(2,580,948)	(1,188,249)	(2,501,758)

Realized loss and change in unrealized appreciation/(depreciation) on investments allocated from Hatteras Master Fund, L.P.
Net realized loss from investments in Adviser Funds	(2,699,836)	(3,286,871)	(2,644,937)	(5,215,840)
Net change in unrealized appreciation/ (depreciation) on investments in Adviser Funds	29,246,443	35,649,517	28,813,645	57,466,576

Net realized loss and change in unrealized appreciation/(depreciation) on investments in Adviser Funds allocated from Hatteras Master Fund, L.P.	26,546,607	32,362,646	26,168,708	52,250,736

Net increase in partners’ capital resulting from operations	$24,447,271	$29,781,698	$24,980,459	$49,748,978

* Consolidated Statement. See note 1.

See notes to financial statements.

THREE

HATTERAS FUNDS

STATEMENTS OF CHANGES IN PARTNERS’ CAPITAL

For the year ended March 31, 2009 and the period ended September 30, 2009 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.

	General Partner	Limited Partners	Total Partners

Partners’ Capital, at March 31, 2008	$—	$237,029,405	$237,029,405
Capital contributions	—	100,849,100	100,849,100
Capital withdrawals	(41,336)	(59,019,097)	(59,060,433)
Withdrawal fees	—	142,516	142,516
Net investment loss	—	(4,793,939)	(4,793,939)
Net realized loss from investments in Adviser Funds	—	(21,617,812)	(21,617,812)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	—	(37,383,867)	(37,383,867)
Performance Allocation	41,336	(41,336)	—

Partners’ Capital, at March 31, 2009**	$—	$215,164,970	$215,164,970
Capital contributions	—	17,692,400	17,692,400
Capital withdrawals	—	(28,273,893)	(28,273,893)
Withdrawal fees	—	8,623	8,623
Net investment loss	—	(2,099,336)	(2,099,336)
Net realized loss from investments in Adviser Funds	—	(2,699,836)	(2,699,836)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	—	29,246,443	29,246,443

Partners’ Capital, at September 30, 2009***	$—	$229,039,371	$229,039,371

*	Consolidated Statement. See note 1.

**	Including accumulated net investment loss of $10,387,533, $13,514,084, $3,417,546 and $6,018,361 respectively.

***	Including accumulated net investment loss of $12,486,869, $16,095,032, $4,605,795 and $8,520,119 respectively.

See notes to financial statements.

FOUR

	Hatteras Multi-Strategy TEI Fund, L.P.*			Hatteras Multi-Strategy Institutional Fund, L.P.

	General Partner	Limited Partners	Total Partners	General Partner	Limited Partners	Total Partners

Partners’ Capital, at March 31, 2008	$—	$304,765,103	$304,765,103	$—	$149,881,611	$149,881,611
Capital contributions	—	111,736,175	111,736,175	—	132,797,628	132,797,628
Capital withdrawals	(43,372)	(82,788,891)	(82,832,263)	(68,296)	(25,181,302)	(25,249,598)
Withdrawal fees	—	87,248	87,248	—	103,650	103,650
Net investment loss	—	(6,128,602)	(6,128,602)	—	(2,531,781)	(2,531,781)
Net realized loss from investments in Adviser Funds	—	(26,166,822)	(26,166,822)	—	(20,261,882)	(20,261,882)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	—	(43,956,668)	(43,956,668)	—	(31,841,141)	(31,841,141)
Performance Allocation	43,372	(43,372)	—	68,296	(68,296)	—

Partners’ Capital, at March 31, 2009**	$—	$257,504,171	$257,504,171	$—	$202,898,487	$202,898,487
Capital contributions	—	24,560,815	24,560,815	—	30,625,097	30,625,097
Capital withdrawals	—	(31,200,992)	(31,200,992)	—	(24,170,016)	(24,170,016)
Withdrawal fees	—	—	—	—	10,362	10,362
Net investment loss	—	(2,580,948)	(2,580,948)	—	(1,188,249)	(1,188,249)
Net realized loss from investments in Adviser Funds	—	(3,286,871)	(3,286,871)	—	(2,644,937)	(2,644,937)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	—	35,649,517	35,649,517	—	28,813,645	28,813,645

Partners’ Capital, at September 30, 2009***	$—	$280,645,692	$280,645,692	$—	$234,344,389	$234,344,389

	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*

	General Partner	Limited Partners	Total Partners

Partners’ Capital, at March 31, 2008	$—	$209,737,462	$209,737,462
Capital contributions	—	289,128,901	289,128,901
Capital withdrawals	(158,881)	(20,372,604)	(20,531,485)
Withdrawal fees	—	45,896	45,896
Net investment loss	—	(4,686,631)	(4,686,631)
Net realized loss from investments in Adviser Funds	—	(37,112,434)	(37,112,434)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	—	(51,680,470)	(51,680,470)
Performance Allocation	158,881	(158,881)	—

Partners’ Capital, at March 31, 2009**	$—	$384,901,239	$384,901,239
Capital contributions	—	90,767,897	90,767,897
Capital withdrawals	—	(25,783,591)	(25,783,591)
Withdrawal fees	—	23,122	23,122
Net investment loss	—	(2,501,758)	(2,501,758)
Net realized loss from investments in Adviser Funds	—	(5,215,840)	(5,215,840)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	—	57,466,576	57,466,576

Partners’ Capital, at September 30, 2009***	$—	$499,657,645	$499,657,645

FIVE

HATTERAS FUNDS

STATEMENTS OF CASH FLOWS

For the six months ended September 30, 2009 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.*	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$24,447,271	$29,781,698	$24,980,459	$49,748,978
Adjustments to reconcile net increase/decrease in partners’ capital resulting from operations to net cash provided by (used in) operating activities:
Purchases of interests in Hatteras Master Fund, L.P.	(16,543,297)	(23,141,303)	(30,562,493)	(90,477,613)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	28,232,373	31,301,475	24,109,735	25,935,826
Net investment loss allocated from Hatteras Master Fund, L.P.	882,690	1,075,515	866,849	1,736,795
Net realized loss from investments in Adviser Funds allocated from Hatteras Master Fund, L.P.	2,699,836	3,286,871	2,644,937	5,215,840
Net change in unrealized (appreciation)/depreciation on investments in Adviser Funds allocated from Hatteras Master Fund, L.P.	(29,246,443)	(35,649,517)	(28,813,645)	(57,466,576)
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	2,250,100	1,124,030	3,665,208	4,243,561
(Increase)/Decrease in investment in Hatteras Master Fund, L.P. paid in advance	832,053	(529,880)	905,450	(1,310,875)
(Increase)/Decrease in receivable from affiliates	—	124,098	100,000	200,000
(Increase)/Decrease in interest receivable	30,132	136	3	(6)
(Increase)/Decrease in prepaid assets	(29,463)	(26,021)	(15,676)	(17,112)
Increase/(Decrease) in withholding tax payable	—	19,305	—	91,913
Increase/(Decrease) in servicing fee payable	8,288	15,551	2,326	9,212
Increase/(Decrease) in accounting and administration fees payable	(11,569)	(13,600)	(13,893)	(14,953)
Increase/(Decrease) in professional fees payable	(10,181)	6,739	18,027	1,815
Increase/(Decrease) in custodian fees payable	(1,307)	(2,708)	(2,005)	1,354
Increase/(Decrease) in directors fees payable	1,250	1,250	1,250	1,250
Increase/(Decrease) in due to affiliates payable	—	(200,000)	—	(100,000)
Increase/(Decrease) in printing fees payable	—	—	—	(11,993)
Increase/(Decrease) in other accrued expenses	(10,489)	(15,628)	9,196	26,256

Net cash provided by (used in) operating activities	13,531,244	7,158,011	(2,104,272)	(62,186,328)

Cash flows from financing activities:
Capital contributions	16,858,550	25,103,715	29,744,597	92,114,954
Capital withdrawals, net of withdrawal fees	(30,389,794)	(32,261,726)	(27,640,325)	(29,928,626)

Net cash provided by (used in) financing activities	(13,531,244)	(7,158,011)	2,104,272	62,186,328

Net change in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at beginning of year	250,000	305,000	150,000	155,000

Cash and cash equivalents at end of year	$250,000	$305,000	$150,000	$155,000

* Consolidated Statement. See note 1.

See notes to financial statements.

SIX

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited)

1. ORGANIZATION

The Hatteras Funds, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Multi-Strategy Fund, L.P.
Hatteras Multi-Strategy TEI Fund, L.P.
Hatteras Multi-Strategy Institutional Fund, L.P.
Hatteras Multi-Strategy TEI Institutional Fund, L.P.

The Hatteras Multi-Strategy TEI Fund, L.P. and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Multi-Strategy Offshore Fund, LDC, and Hatteras Multi-Strategy Offshore Institutional Fund, LDC, (collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Multi-Strategy TEI Fund, L.P. and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. invest in Hatteras Master Fund, L.P. (the “Master Fund” and together with the Feeder Funds, the “Funds”). The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Multi-Strategy TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Multi-Strategy Offshore Fund, LDC and the Multi-Strategy TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Multi-Strategy Offshore Institutional Fund, LDC. Where these Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund, for Hatteras Multi-Strategy TEI Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., it means their investment in the Master Fund through the applicable Blocker Fund.

Each of the Feeder Funds are organized as Delaware limited partnerships, and registered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, (the “1940 Act”) as closed-end, non-diversified, management investment companies. The investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments through investments in the six asset classes of Opportunistic Equity, Enhanced Fixed Income, Absolute Return, Real Estate, Private Equity and Energy and Natural Resources. The Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objective, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Master Fund, which is registered under the 1940 Act. The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investors who acquire units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The percentage of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at September 30, 2009 were:

Hatteras Multi-Strategy Fund, L.P.	17.35%
Hatteras Multi-Strategy TEI Fund, L.P.	21.26%
Hatteras Multi-Strategy Institutional Fund, L.P.	38.25%
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	18.57%

SEVEN

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

1. ORGANIZATION (CONTINUED)

Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of each of the Funds (“General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors for each Fund (collectively the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Investment Valuation

The Feeder Funds record their investment in the Master Fund at fair value. Valuation of securities held by the Master Fund is discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

The accounting policies of the Master Fund, including the valuation of the Master Fund’s investment in a wide range of investment vehicles (“Adviser Funds”) managed by Advisers or the assets placed in accounts directly managed by the Adviser, will directly affect the Feeder Funds and are discussed in the Notes to Financial Statements of the Master Fund, which are included elsewhere in this report. The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The additional disclosures required by authoritative accounting guidance are included in the notes to the financial statements of the Master Fund, which are included elsewhere in this report.

b. Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fees of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager. Income and expenses are recorded on an accrual basis.

d. Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the Adviser Funds. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

EIGHT

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

e. Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in the Feeder Funds is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Fund has reviewed any potential tax positions as of September 30, 2009 and has determined that it does not have a liability for any unrecognized tax benefits. During the period ended September 30, 2009, the Feeder Funds did not incur any material interest or penalties. For returns filed for the years ended December 31, 2005 through December 31, 2008 the Feeder Funds are open to examination by U.S. federal tax authorities and state tax authorities.

f. Cash and Cash Equivalents

Cash and cash equivalents includes amounts held in interest-bearing demand deposit accounts.

Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Limited Partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

h. Recently Issued Accounting Pronouncements

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. As of September 30, 2009, the Feeder Funds had not entered into any derivative instruments.

3. ALLOCATION OF LIMITED PARTNERS’ CAPITAL

Net profits or net losses of the Feeder Funds for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners in accordance with the Limited Partners’ respective investment percentages.

NINE

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

3. ALLOCATION OF LIMITED PARTNERS’ CAPITAL (CONTINUED)

Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Master Fund.

The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Each Limited Partner’s capital account will have an opening balance equal to the Limited Partner’s initial contribution to the capital of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2 percent of the contribution amount), and thereafter, will be (i) increased by the amount of any additional capital contributions by such Limited Partner; (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner’s interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.

Beginning shares, April 1, 2009	2,820,356	3,376,218	2,645,007	5,020,888
Purchases	222,716	307,891	383,362	1,130,780
Redemptions	(343,717)	(375,851)	(291,915)	(311,880)

Ending shares, September 30, 2009	2,699,355	3,308,258	2,736,454	5,839,788

4. RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund L.P., and Hatteras Multi-Strategy TEI Institutional Fund, L.P., will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee at the annual rate of 0.85%, 0.85%, 0.10% and 0.10%, respectively, of the month-end net asset value of the applicable Feeder Fund. The Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the period ended September 30, 2009.

The Investment Manager contractually agreed to reimburse certain expenses through July 10, 2010, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Feeder Funds, any acquired fund fees and expenses, as well as any performance allocation payable by the Feeder Funds or the Master Fund) for this period will not exceed 2.35% for the Hatteras Multi-Strategy Fund, L.P. and Hatteras Multi-Strategy TEI Fund, L.P. and 1.75% for the Hatteras Multi-Strategy Institutional Fund, L.P. and

TEN

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

4. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Hatteras Multi-Strategy TEI Institutional L.P. (the “Expense Limitation”). The agreement automatically renews for one-year terms after the initial period until terminated by the Investment Manager or the applicable Feeder Fund. The Feeder Funds will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the Expense Limitation and repay the Investment Manager such amounts, provided the Feeder Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the then effective prospectus. There were no reimbursements from the Investment Manager, nor previous reimbursements repaid to the Investment Manager, for the period ending September 30, 2009.

The performance allocation is calculated at the Master Fund level, and allocated to the Feeder Funds based on each Feeder Fund ownership interest in the Master Fund. The General Partner is allocated a performance allocation (calculated and accrued monthly and payable annually) equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. For the period ended September 30, 2009 there was no performance based allocation.

UMB Bank, N.A. serves as custodian of the Feeder Funds’ cash balances and provides custodial services for the Feeder Funds. UMB Fund Services, Inc. serves as administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a monthly fee to the custodian and administrator based upon average Limited Partners’ capital, subject to certain minimums.

5. RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

6. REPURCHASE OF PARTNERS’ UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. The Feeder Funds generally expect to offer to repurchase units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds’ income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner’s one year anniversary of its initial investment is subject to a maximum 5% repurchase fee.

ELEVEN

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

7. INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts are calculated based on each Limited Partner group taken as a whole. The General Partner’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on performance arrangements and the timing of capital transactions.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

TWELVE

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	For the period ended September 30, 2009[6]	For the year ended March 31,			For the period from April 1, 2005 (commencement of operations) to March 31, 2006

Hatteras Multi-Strategy Fund, L.P.		2009	2008	2007

Total return amortizing organizational expenses and before Performance Allocation[1]	— [2]	— [2]	— [2]	— [2]	11.72%
Organization expense	—	—	—	—	–1.17%

Total return before Performance Allocation	11.22%	–21.26%	2.91%	8.27%	10.55%
Performance Allocation[4]	0.00%	–0.02%	–0.37%	–0.58%	–0.09%

Total return after amortizing organizational expenses and Performance Allocation	11.22%	–21.28%	2.54%	7.69%	10.46%

Net investment loss before Performance Allocation	–0.92%	–1.92%	–1.66%	–1.94%	–2.79%

Ratio of other operating expenses to average net assets[3,5]	1.15%	2.27%	2.25%	2.48%	3.58%
Ratio of bank borrowing expense to average net assets allocated from the Master Fund	0.01%	0.03%	0.05%	0.03%	0.00%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation	1.16%	2.30%	2.30%	2.51%	3.58%
Performance Allocation[4]	0.00%	0.02%	0.26%	0.61%	1.25%

Total expenses and Performance Allocation before reimbursement from Investment Manager	1.16%	2.32%	2.56%	3.12%	4.82%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	–0.03%	–0.45%

Net expenses	1.16%	2.32%	2.56%	3.09%	4.37%

Limited Partners’ capital, end of period (000’s)	$229,039	$215,165	$237,029	$135,996	$42,122
Portfolio Turnover Rate (Master Fund)	5.34%	22.57%	9.54%	14.03%	19.35%

[1]	Return is indicative of amortizing expenses over 60 months for tax purposes.

[2]	Organizational costs were fully expensed as of March 31, 2006.

[3]	2008 Ratio includes repayment to investment manager for prior reimbursements in the amount of 0.09%.

[4]	Performance allocation ratio is not annualized.

[5]

Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

[6]	Semi-annual returns and expense ratios are not annualized.

THIRTEEN

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	For the period ended September 30, 2009[6]	For the year ended March 31,			For the period from April 1, 2005 (commencement of operations) to March 31, 2006

Hatteras Multi-Strategy TEI Fund, L.P.		2009	2008	2007

Total return amortizing organizational expenses and before Performance Allocation[1]	— [2]	— [2]	— [2]	— [2]	11.50%
Organization expense	—	—	—	—	–0.35%[1]

Total return before Performance Allocation	11.21%	–21.35%	2.39%	8.01%	11.15%
Performance Allocation[4]	0.00%	–0.01%	–0.26%	–0.55%	–1.15%

Total return after amortizing organizational expenses and Performance Allocation	11.21%	–21.36%	2.13%	7.46%	10.00%

Net investment loss before Performance Allocation	–0.99%	–1.99%	–2.14%	–2.24%	–3.49%

Ratio of other operating expenses to average net assets[3,5]	1.20%	2.22%	2.31%	2.52%	4.64%
Ratio of allocated bank borrowing expense to average net assets	0.01%	0.03%	0.05%	0.03%	0.00%
Ratio of withholding tax to average net assets	0.06%	0.20%	0.41%	0.32%	0.08%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation	1.27%	2.45%	2.77%	2.87%	4.72%
Performance Allocation[4]	0.00%	0.01%	0.22%	0.62%	1.21%

Total expenses and Performance Allocation before reimbursement from Investment Manager[3]	1.27%	2.46%	2.99%	3.49%	5.93%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	–0.08%	–0.87%

Net expenses	1.27%	2.46%	2.99%	3.41%	5.06%

Limited Partners’ capital, end of period (000’s)	$280,646	$257,504	$304,765	$129,980	$32,175
Portfolio Turnover Rate (Master Fund)	5.34%	22.57%	9.54%	14.03%	19.35%

[1]	Return is indicative of amortizing expenses over 60 months for tax purposes.

[2]	Organizational costs were fully expensed as of March 31, 2006.

[3]	2008 Ratio includes repayment to investment manager for prior reimbursements in the amount of 0.06%.

[4]	Performance allocation ratio is not annualized.

[5]

Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

[6]	Semi-annual returns and expense ratios are not annualized.

FOURTEEN

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	For the period ended September 30, 2009[6]	For the year ended March 31,		For the period from January 1, 2007 (commencement of operations) to March 31, 2007

Hatteras Multi-Strategy Institutional Fund, L.P.		2009	2008

Total return amortizing organizational expenses and before Performance Allocation	— [3]	— [3]	— [3]	3.79%[2]
Organization expense	—	—	—	–1.38%

Total return before Performance Allocation	11.65%	–20.69%	3.37%	2.41%
Performance Allocation[5]	0.00%	–0.03%	–0.15%	–0.17%

Total return after amortizing organizational expenses and Performance Allocation	11.65%	–20.72%	3.22%	2.24%

Net investment loss before Performance Allocation	–0.53%	–1.23%	–1.11%	–5.37%[1]

Ratio of operating expenses to average net assets	0.76%	1.56%	1.72%	7.60%[1]
Ratio of allocated bank borrowing expense to average net assets	0.01%	0.03%	0.05%	0.01%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	0.77%	1.59%	1.77%	7.61%
Performance Allocation[5]	0.00%	0.03%	0.18%	0.35%

Total expenses and Performance Allocation before reimbursement from Investment Manager	0.77%	1.62%	1.95%	7.96%
Reimbursement from Investment Manager	0.00%	0.00%	–0.02%	–1.12%

Net expenses	0.77%	1.62%	1.93%	6.84%

Limited Partners’ capital, end of period (000’s)	$234,344	$202,898	$149,882	$9,418
Portfolio Turnover Rate (Master Fund)	5.34%	22.57%	9.54%	14.03%

[1]	Net investment loss and expense ratios are annualized, except for organizational expenses and Performance Allocation.

[2]	Total return is not annualized and is indicative of amortizing organizational expenses over 60 months for tax purposes.

[3]	Organizational costs were fully expensed as of March 31, 2007.

[4]	2008 Ratio includes repayment to investment manager for prior reimbursements in the amount of 0.09%.

[5]	Performance allocation ratio is not annualized.

[6]	Semi-annual returns and expense ratios are not annualized.

FIFTEEN

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	For the period ended September 30, 2009[6]	For the year ended March 31,		For the period from January 1, 2007 (commencement of operations) to March 31, 2007

Hatteras Multi-Strategy TEI Institutional Fund, L.P.		2009	2008

Total return amortizing organizational expenses and before Performance Allocation	— [3]	— [3]	— [3]	2.51%[2]
Organization expense	—	—	—	–2.07%

Total return before Performance Allocation	11.62%	–20.79%	3.09%	0.44%
Performance Allocation[5]	0.00%	–0.05%	–0.09%	–0.15%

Total return after amortizing organizational expenses and Performance Allocation	11.62%	–20.84%	3.00%	0.29%

Net investment loss before Performance Allocation	–0.56%	–1.35%	–1.44%	–10.38%[1]

Ratio of the operating expenses to average net assets	0.73%	1.50%	1.67%	12.74%[1]
Ratio of allocated bank borrowing expense to average net assets	0.01%	0.03%	0.05%	0.01%
Ratio of withholding tax to average net assets	0.06%	0.19%	0.36%	0.25%

Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	0.80%	1.72%	2.08%	13.00%
Performance Allocation[5]	0.00%	0.05%	0.14%	0.59%

Total expenses and Performance Allocation before reimbursement from Investment Manager	0.80%	1.77%	2.22%	13.59%
Reimbursement from Investment Manager	0.00%	0.00%	–0.03%	–1.42%

Net expenses	0.80%	1.77%	2.19%	12.17%

Limited Partners’ capital, end of period (000’s)	$499,658	$384,901	$209,737	$4,047
Portfolio Turnover Rate (Master Fund)	5.34%	22.57%	9.54%	14.03%

[1]	Net investment loss and expense ratios are annualized, except for organizational expenses and Performance Allocation.

[2]	Total return is not annualized and is indicative of amortizing organizational expenses over 60 months for tax purposes.

[3]	Organizational costs were fully expensed as of March 31, 2007.

[4]	2008 Ratio includes repayment to investment manager for prior reimbursements in the amount of 0.07%.

[5]	Performance allocation ratio is not annualized.

[6]	Semi-annual returns and expense ratios are not annualized.

SIXTEEN

HATTERAS FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (concluded)

9. SUBSEQUENT EVENTS

Management has reviewed the events and transactions from October 1, 2009 through November 29, 2009, the date the financial statements were available to be issued, for subsequent events. Effective October 1, 2009 and November 1, 2009, there were additional capital contributions to the Feeder Funds of the following amounts:

October 1, 2009
Hatteras Multi-Strategy Fund, L.P.	$2,241,050
Hatteras Multi-Strategy TEI Fund, L.P.	$3,862,800
Hatteras Multi-Strategy Institutional Fund, L.P.	$4,344,500
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$9,049,325

November 1, 2009
Hatteras Multi-Strategy Fund, L.P.	$2,498,000
Hatteras Multi-Strategy TEI Fund, L.P.	$6,112,441
Hatteras Multi-Strategy Institutional Fund, L.P.	$3,047,000
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$10,429,561

SEVENTEEN

HATTERAS FUNDS

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information is set forth below. Unless otherwise noted, the business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

INTERESTED DIRECTORS

David B. Perkins* July 18, 1962	President and Chairman of the Board of Directors of each Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the Co-founder and Managing Partner of CapFinancial Partners, LLC.	23

INDEPENDENT DIRECTORS

Steve E. Moss February 18, 1953	Director; Audit Committee Member of each Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	23

H. Alexander Holmes May 4, 1942	Director; Audit Committee Member of each fund in the Fund Complex	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	23

EIGHTEEN

HATTERAS FUNDS

BOARD OF DIRECTORS

(Unaudited)

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

INDEPENDENT DIRECTORS (continued)

Gregory S. Sellers May 5, 1959	Director; Audit Committee Member of each fund in the Fund Complex	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	23

Daniel K. Wilson June 22, 1948 **	Director; Audit Committee Member of each Fund	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parkdale Mills, Inc. from 2004–2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*	Mr. Perkins is deemed to be an “interested” Director of the Fund because of his affiliations with the Investment Manager.

**	At its June 28, 2009 Board of Directors meeting, the Directors appointed Daniel K. Wilson as an Independent Director of the Fund.

NINETEEN

HATTERAS FUNDS

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. Unless otherwise noted, the business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

OFFICERS

J. Michael Fields July 14, 1973	Secretary of each Fund	Since Inception

Prior to becoming Secretary, Mr. Fields had been the Treasurer of each Fund since inception. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

N/A

Andrew P. Chica September 7, 1975	Chief Compliance Officer of each fund in the Fund Complex	Since 2008

Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.

N/A

TWENTY

HATTERAS FUNDS

FUND MANAGEMENT

(Unaudited) (concluded)

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

OFFICERS (continued)

R. Lance Baker September 17, 1971	Treasurer of each fund in the Fund Complex	Since 2008

Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.

N/A

TWENTY-ONE

HATTERAS FUNDS

OTHER INFORMATION

(Unaudited)

Proxy Voting

For free information regarding how the Fund voted proxies during the period ended June 30, 2008 or to obtain a free copy of the Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-TWO

HATTERAS FUNDS

Hatteras Master Fund, L.P. (a Delaware Limited Partnership)

Financial Statements

For the six months ended September 30, 2009
(Unaudited)

HATTERAS FUNDS

For the six months ended September 30, 2009 (Unaudited)

Hatteras Master Fund, L.P. (a Delaware Limited Partnership)

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL
Percentages are as follows:

Investments in Adviser Funds (102.28%)	Cost	Fair Value

Absolute Return (20.69%)
7X7 Institutional Partners, L.P.[a,b]	$20,000,000	$19,769,424
Broad Peak Fund, L.P.[a,b]	12,000,000	12,924,094
Citadel Derivatives Group Investors, LLC[a,b]	3,413,210	5,782,137
Citadel Wellington Partners, LLC[a,b,e]	29,747,987	25,714,374
Courage Special Situations Fund, L.P.[a,b]	4,827,675	5,672,341
D.E. Shaw Composite Fund, LLC[a,b,e]	21,632,356	24,214,234
Eton Park Fund, L.P.[a,b]	19,000,000	19,123,647
JANA Partners Qualified, L.P.[a,b]	92,329	8,256
Marathon Master Fund, L.P.[a,b]	11,121,137	8,020,877
Montrica Global Opportunities Fund, L.P.[a,b]	12,320,137	10,642,093
OZ Asia Domestic Partners, L.P.[a,b]	2,417,711	2,285,799
Paulson Advantage, L.P.[a,b]	21,925,985	29,445,737
Paulson Partners Enhanced, L.P.[a,b]	7,000,000	13,089,191
Perry Partners, L.P.[a,b]	10,404,723	9,058,376
Pipe Equity Partners, LLC[a,b]	20,650,451	18,253,714
Pipe Select Fund, LLC[a,b]	10,663,559	10,951,452
Standard Investment Research Hedge Equity Fund, L.P.[a,b]	20,000,000	20,248,964
Stark Investments, L.P.[a,b,e]	12,000,000	10,611,096
Waterstone Market Neutral Fund, L.P.[a,b]	18,000,000	27,640,580

Total Absolute Return (20.69%)		273,456,386

See notes to financial statements.

ONE

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited) (continued)

Energy and Natural Resources (12.81%)	Cost	Fair Value

Investment in Limited Partnership Interests
Arclight Energy Partners Fund III, L.P.[b]	$4,348,147	$4,191,529
Arclight Energy Partners Fund IV, L.P.[a,b]	3,819,412	3,603,846
Black River Commodity Multi-Strategy Fund, L.P.[a,b]	472,625	516,099
Cadent Energy Partners II, L.P.[a,b]	3,280,316	2,105,715
Camcap Resources, L.P.[a,b]	875,867	364,386
Canaan Natural Gas Fund X, L.P.[a,b]	2,197,250	716,368
Centennial Energy Partners, L.P.[a,b]	15,000,000	8,263,005
Chilton Global Natural Resources Partners, L.P.[a,b]	24,000,000	21,923,411
EnerVest Energy Institutional Fund X-A, L.P.[b]	2,178,934	2,150,526
EnerVest Energy Institutional Fund XI-A, L.P.[b]	5,135,082	3,786,996
Intervale Capital Fund, L.P.[a,b]	2,915,406	2,589,378
Merit Energy Partners F-II, L.P.[b]	546,407	541,310
Natural Gas Partners VIII, L.P.[b]	3,500,878	3,288,245
Natural Gas Partners IX, L.P.[b]	2,235,796	1,567,816
NGP Energy Technology Partners, L.P.[a,b]	902,094	956,995
NGP Energy Technology Partners II, L.P.[a,b]	618,236	399,913
NGP Midstream & Resources, L.P.[b]	3,741,390	3,849,716
Ospraie Special Opportunities Fund, L.P.[a,b]	4,786,957	4,269,851
Pine Brook Capital Partners, L.P.[a,b]	2,515,068	2,193,788
Quantum Energy Partners IV, L.P.[a,b]	2,166,559	1,543,380
Quantum Energy Partners V, L.P.[a,b]	1,915,580	1,227,116
Sentient Global Resources Fund III, L.P.[a,b]	5,819,495	5,575,904
Southport Energy Plus Partners, L.P.[a,b]	23,083,819	35,299,907
Touradji Global Resources Fund, L.P.[a,b]	24,435,332	28,641,157
Touradji Global Resources Holdings, LLC[a,b]	3,434,008	3,271,141
TPF II, L.P.[a,b]	6,473,322	5,653,291

Total Investment in Limited Partnership Interests		148,490,789

Investment in Exchange Traded Funds
ETF—SPDR S&P Oil & Gas Exploration & Production[c]	16,954,694	10,420,803
ETF—Market Vectors Gold Miners[c]	7,953,052	10,348,765

Total Investment in Exchange Traded Funds		20,769,568

Total Energy and Natural Resources (12.81%)		169,260,357

See notes to financial statements.

TWO

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited) (continued)

Enhanced Fixed Income (21.16%)	Cost	Fair Value

Investment in Limited Partnership Interests
Anchorage Crossover Credit Fund II, L.P.[a,b]	$14,477,220	$18,289,745
Anchorage Short Credit Fund, L.P.[a,b]	6,160,199	4,577,379
BDCM Partners I, L.P.[a,b,e]	31,500,000	25,831,231
Contrarian Capital Fund I, L.P.[a,b]	15,880,064	17,507,906
CPIM Structured Credit Fund 1000, L.P.[a,b,e]	793,036	185,692
Drawbridge Special Opportunities Fund, L.P.[a,b]	17,000,000	15,654,095
Fortress VRF Advisors I, LLC[a,b]	8,092,619	3,084,985
Halcyon European Structured Opportunities Fund, L.P.[a,b,e]	4,292,561	1,409,069
Harbinger Capital Partners Fund I, L.P.[a,b,e]	14,567,661	13,215,320
Lazard Emerging Income Plus, LTD[b]	10,506,794	9,818,015
Marathon Special Opportunities Fund, L.P.[a,b]	14,937,116	13,699,500
McDonnell Loan Opportunity Fund[a,b]	10,000,000	3,896,144
Morgan Rio Capital Fund, L.P.[a,b]	3,000,000	2,926,657
Ore Hill Fund II, L.P.[a,b,e]	5,065,197	4,271,958
Prospect Harbor Credit Partners, L.P.[a,b,e]	20,000,000	12,649,243
Silverback Opportunistic Convertible Fund, LLC[a,b]	25,000,000	43,265,672
Standard Pacific Asymmetric Opportunities Fund, L.P.[a,b]	23,000,000	33,476,209
Strategic Value Restructuring Fund, L.P.[a,b]	15,428,312	14,163,117
The Rohaytyn Group Local Currency Opportunity Partners, L.P.[a,b]	18,000,000	18,613,366

Total Investment in Limited Partnership Interests		256,535,303

Investment in Mutual Funds
Mutual Fund—Ridgeworth Seix Floating Ic	3,000,000	6,777,410
Mutual Fund—TCW Total Return Bond Ic	6,000,000	9,965,387
Mutual Fund—Fidelity Floating High Income Fund[c]	3,000,000	6,369,619

Total Investment in Mutual Funds		23,112,416

Total Enhanced Fixed Income (21.16%)		279,647,719

Opportunistic Equity (28.87%)	Cost	Fair Value

Algebris Global Financials Fund, L.P.[a,b]	$18,035,735	$19,054,365
Artis Technology Qualified 2X (Institutional), L.P.[a,b]	10,500,000	20,110,870
Asian Century Quest Fund (QP), L.P.[a,b]	18,881,668	20,272,196
Boyer Allan Greater China Fund, L.P.[a,b]	5,000,000	5,343,500
CCM SPV II, LLC[a,b,e]	1,023,195	1,471,617
Criterion Horizons Fund, L.P.[a,b]	3,517,500	3,695,549
CRM Windridge Partners, L.P.[a,b]	14,522,017	18,469,398
D.E. Shaw Oculus Fund, LLC[a,b,e]	18,750,001	24,775,373
Drawbridge Global Macro Fund, L.P.[a,b]	101,410	87,493
Ellerston GEMS (US) Fund, L.P.[a,b,e]	606,350	679,793

See notes to financial statements.	(Continued)

THREE

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited) (continued)

Opportunistic Equity (28.87%) (continued)	Cost	Fair Value

GMO Mean Reversion Fund, L.P.[a,b]	$6,770,065	$8,369,579
Gracie Capital, L.P.[a,b,e]	374,483	194,564
Great Point Biomedical Value Fund, L.P.[a,b]	15,500,000	11,897,520
HealthCor, L.P.[a,b]	17,000,000	23,790,206
JANA Nirvana Fund, L.P.[a,b]	4,315,800	4,721,976
Miura Global Partners II, L.P.[a,b]	26,000,000	25,835,685
Penta Asia Domestic Partners, L.P.[a,b]	27,000,000	18,681,261
Samlyn Onshore Fund, L.P.[a,b]	31,000,000	40,282,130
Sansar Capital Holdings, LTD[a,b,e]	363,205	584,913
Sansar Capital, L.P.[a,b,e]	12,984,300	10,073,474
SCP Ocean Fund, L.P.[a,b]	9,002,947	12,742,955
SR Global Fund, L.P. (Class C) International[a,b]	7,457,674	11,411,890
SR Global Fund, L.P. (Class G) Emerging[a,b]	12,281,970	17,885,386
TT Mid Cap Europe Long Short Alpha Fund, LTD[b]	22,500,000	25,228,246
Valiant Capital Partners, L.P.[a,b]	16,856,609	20,479,312
Viking Global Equities, L.P.[a,b]	26,500,000	30,396,347
Visium Balanced Fund, L.P.[a,b]	3,969,942	4,728,187
Visium Special Holdings, LLC (Class A)[a,b,e]	175,331	182,480
Visium Special Holdings, LLC (Class B)[a,b,e]	143,851	140,471

Total Opportunistic Equity (28.87%)		381,586,736

Private Equity (9.90%)	Cost	Fair Value

ABRY Advanced Securities Fund, L.P.[a,b]	$3,015,691	$3,929,339
ABRY Partners VI, L.P.[a,b]	2,314,892	2,543,615
Accel-KKR Capital Partners III, L.P.[a,b]	1,759,083	1,647,051
Actis Umbrella Fund, L.P.[b]	2,603,981	1,611,015
BDCM Opportunity Fund II, L.P.[a,b]	2,157,277	2,056,204
Brazos Equity Fund II, L.P.[b]	3,012,186	2,530,658
Brazos Equity Fund III, L.P.[b,d]	399,785	0
Carlyle Japan International Partners II, L.P.[a,b]	542,336	278,598
Carlyle Partners V, L.P.[a,b]	3,120,110	2,376,309
CDH Venture Partners II, L.P.[a,b]	1,719,748	1,557,181
CJIP II Co-Invest, L.P.[a,b]	108,402	64,580
Claremont Creek Ventures, L.P.[a,b]	1,100,416	1,001,818
Claremont Creek Ventures, II L.P.[a,b]	273,125	141,375
Crosslink Crossover Fund IV, L.P.[a,b]	3,617,608	4,904,558
Crosslink Crossover Fund V, L.P.[a,b]	10,027,588	10,095,684
CX Partners Fund, LTD[a,b]	1,011,970	891,970
Dace Ventures I, L.P.[a,b]	1,376,734	1,069,251
Darwin Private Equity I, L.P.[b]	2,188,898	1,415,443
Encore Consumer Capital Fund, L.P.[b]	2,607,914	2,062,935

See notes to financial statements.	(Continued)

FOUR

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited) (continued)

Private Equity (9.90%) (continued)	Cost	Fair Value

Exponent Private Equity Partners II, L.P.[a,b]	$2,411,514	$1,182,428
Fairhaven Capital Partners, L.P.[a,b]	1,620,085	1,025,729
Gavea Investment Fund II A, L.P.[a,b]	4,500,000	5,296,262
Gavea Investment Fund III A, L.P.[a,b]	10,000,000	15,006,439
Great Point Partners I, L.P.[b]	1,321,559	1,286,501
Halifax Fund II, L.P.[b]	1,277,775	1,493,621
Hancock Park Capital III, L.P.[b]	3,000,000	2,184,881
Healthcor Partners Fund, L.P.[a,b]	1,588,535	1,450,012
Hillcrest Partners Fund, L.P.[a,b]	581,681	28,246
Hony Capital Fund 2008, L.P.[a,b]	809,770	495,269
Integral Capital Partners VII, L.P.[a,b]	6,000,000	6,328,970
Integral Capital Partners VIII, L.P.[a,b]	10,000,000	7,725,334
Lighthouse Capital Partners VI, L.P.[a,b]	3,875,000	3,890,534
Mid Europa Fund III, L.P.[a,b]	2,198,385	1,786,525
New Horizon Capital III, L.P.[a,b]	1,204,500	1,004,658
OCM European Principal Opportunities Fund, L.P.[a,b]	3,720,307	4,982,902
OCM Mezzanine Fund II, L.P.[b]	3,960,161	3,186,993
Orchid Asia IV, L.P.[a,b]	2,688,687	2,458,056
Private Equity Investment Fund IV, L.P.[b]	3,371,238	2,763,746
Private Equity Investment Fund V, L.P.[a,b]	2,175,048	1,820,865
RoundTable Healthcare Partners II, L.P.[a,b]	1,403,378	1,371,917
Saints Capital VI, L.P.[a,b]	3,866,601	3,956,837
Sanderling Venture Partners VI Co–Investment Fund, L.P.[a,b]	616,178	602,495
Sanderling Venture Partners VI, L.P.[a,b]	691,332	1,110,239
Sentinel Capital Partners IV, L.P.[a,b]	207,127	84,639
Sterling Capital Partners III, L.P.[a,b]	1,985,689	1,430,985
Sterling Capital Partners Venture Fund II, L.P.[b]	1,701,796	1,807,300
Strategic Value Global Opportunities Fund I-A, L.P.[a,b]	4,240,614	4,459,003
Tenaya Capital V, L.P.[a,b]	1,474,723	1,076,346
The Column Group, L.P.[b]	1,142,542	763,344
The Raptor Private Holdings, L.P.[a,b]	1,549,293	1,283,839
Trivest Fund IV, L.P.[a,b]	2,026,982	1,505,001
VCFA Private Equity Partners IV, L.P.[b]	1,414,278	1,166,180
VCFA Venture Partners V, L.P.[b]	4,471,040	3,599,741
Venor Capital Partners, L.P.[a,b]	76,779	14,364
Voyager Capital Fund III, L.P.[b]	924,872	785,822
Westview Capital Partners II, L.P.[a,b]	34,645	0
Zero2IPO China Fund II, L.P.[a,b]	500,000	306,430

Total Private Equity (9.90%)		130,900,037

See notes to financial statements.	(Continued)

FIVE

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited) (continued)

Real Estate (8.85%)	Cost	Fair Value

Arminius Moat, L.P.[a,b]	$5,014,467	$5,009,256
Benson Elliot Real Estate Partners II, L.P.[a,b]	3,850,491	2,107,826
Carlyle Distressed RMBS Partners, L.P.[a,b]	16,917,356	20,440,539
Colony Investors VII, L.P.[b]	3,063,389	1,106,076
Colony Investors VIII, L.P.[a,b]	6,657,510	1,472,800
DaVinci Corporate Opportunity Partners, L.P.[a,b]	3,341,836	1,300,808
Forum European Realty Income III, L.P.[b]	1,616,162	1,089,904
Greenfield Acquisition Partners V, L.P.[a,b]	2,246,818	1,416,858
GTIS Brazil Real Estate Fund, L.P.[a,b]	1,444,148	1,467,556
ING Clarion Global, L.P.[a,b]	9,283,925	10,468,921
JREIT Enhanced LLC[a,b]	10,000,000	7,487,129
New City Asia Partners (T), L.P.[a,b]	6,780,134	6,275,036
Northwood Real Estate Co-Investors, L.P.[a,b]	151,142	92,728
Northwood Real Estate Partners, L.P.[a,b]	719,838	320,824
Oak Hill REIT Plus, L.P.[a,b]	7,471,061	9,094,168
ORBIS Real Estate Fund Ia, b	3,084,419	2,350,734
Patron Capital III, L.P.[a,b]	2,011,894	1,523,247
Phoenix Asia Real Estate Investments II, L.P.[a,b]	5,715,595	5,905,498
Rockwood Capital Real Estate Partners Fund VII, L.P.[a,b]	4,199,126	1,213,099
Security Capital Preferred Growth, Inc.[b]	1,371,234	388,523
Square Mile Partners III, L.P.[a,b]	2,591,491	2,142,317
TCW Special Mortgage Credits Fund II, L.P.[a,b]	20,230,904	21,650,888
Transwestern Mezzanine Realty Partners II, LLC[b]	2,181,261	787,900
Transwestern Mezzanine Realty Partners III, LLC[b]	1,642,374	616,800
WCP Real Estate Fund I, L.P.[a,b]	5,113,515	4,725,027
WCP Real Estate Strategies Fund, L.P.[a,b,e]	11,000,000	6,581,295

Total Real Estate (8.85%)		117,035,757

Total investments in Adviser Funds (cost $1,308,647,766) (102.28%)		1,351,886,992

Short-Term Investments (3.54%)
Federated Prime Obligations Fund #10	46,810,868	46,810,868

Total Short-Term Investments (cost $46,810,868) (3.54%)		46,810,868

Total Investments (cost $1,355,458,634) (105.82%)		1,398,697,860

Liabilities in excess of other assets (–5.82%)		(76,917,177)

Partners’ capital—100.00%		$1,321,780,683

[a]	Non-income producing.

[b]	Adviser Funds are issued in private placement transactions and as such are restricted as to resale.

[c]	Securities held in custody by Deutsche Bank N.A. (The total cost and fair value of these securities was $36,907,746 and $43,881,984, respectively.)

[d]	Cost includes amounts due to Adviser Fund.

[e]	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.

Total cost and fair value of restricted Adviser Funds as of September 30, 2009 was $1,271,740,020 and $1,308,005,008, respectively.

See notes to financial statements.

SIX

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL

September 30, 2009 (Unaudited)

Assets
Investments in Adviser Funds, at fair value (cost $1,308,647,766)	$1,351,886,992
Investments in short-term investments, at fair value (cost $46,810,868)	46,810,868
Cash	1,105,120
Receivable from redemption of Adviser Funds	4,097,908
Investments in Adviser Funds paid in advance	275,536
Withholding tax refund receivable	175,393
Dividends and interest receivable	5,888

Total assets	$1,404,357,705

Liabilities and partners’ capital
Contributions received in advance	$18,872,641
Withdrawals payable	61,963,886
Due to Adviser Fund Advisors	154,313
Management fee payable	1,153,819
Professional fees payable	172,369
Accounting and administration fees payable	82,252
Risk management fees payable	60,000
Line of credit fees payable	63,902
Custodian fees payable	7,071
Printing fees payable	25,000
Other expenses payable	21,769

Total liabilities	82,577,022

Partners’ capital	1,321,780,683

Total liabilities and partners’ capital	$1,404,357,705

Partners’ capital
Capital contributions (net)	1,424,858,624
Accumulated net investment loss	(27,056,324)
Accumulated net realized loss	(119,260,843)
Accumulated net unrealized appreciation on investments	43,239,226

Partners’ capital	$1,321,780,683

See notes to financial statements.

SEVEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2009 (Unaudited)

Investment income
Dividends	$2,990,396

Total investment income	2,990,396

Operating expenses
Management fee	6,428,959
Accounting and administration fees	469,962
Risk management expense	403,714
Professional fees	238,596
Line of credit fees	127,125
Custodian fees	56,903
Printing fees	44,975
Insurance expense	24,137
Interest expense	21,875
Board of directors’ fees	20,000
Compliance consulting fees	15,000
Other expenses	35,000

Total operating expenses	7,886,246

Net investment loss	(4,895,850)

Realized loss and change in unrealized appreciation on investments in Adviser Funds
Net realized loss from investments in Adviser Funds	(14,880,452)
Net change in unrealized appreciation on investments in Adviser Funds	162,225,117

Net realized loss and change in unrealized appreciation on investments in Adviser Funds	147,344,665

Net increase in partners’ capital resulting from operations	$142,448,815

See notes to financial statements.

EIGHT

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

STATEMENT OF CHANGES IN PARTNERS’ CAPITAL

For the year ended March 31, 2009 and the period ended September 30, 2009 (Unaudited)

Limited Partners’ Capital*

Partners’ Capital, at March 31, 2008	$1,050,585,391
Capital contributions	624,585,138
Capital withdrawals	(217,872,754)
Net investment loss	(11,150,543)
Net realized loss from investments in Adviser Funds	(114,954,996)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	(182,068,211)

Partners’ Capital, at March 31, 2009**	$1,149,124,025
Capital contributions	160,724,708
Capital withdrawals	(130,516,865)
Net investment loss	(4,895,850)
Net realized loss from investments in Adviser Funds	(14,880,452)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds	162,225,117

Partners’ Capital, at September 30, 2009***	$1,321,780,683

*	As the General Partner does not own an interest in the Master Fund, the Limited Partners’ capital represents total capital of the Master Fund.

**	Including accumulated net investment loss of $22,160,474.

***	Including accumulated net investment loss of $27,056,324.

See notes to financial statements.

NINE

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2009 (Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$142,448,815
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of Adviser Funds	(178,048,950)
Proceeds from redemptions of Adviser Funds	64,495,711
Net realized loss from investments in Adviser Funds	14,880,452
Net change in unrealized appreciation on investments in Adviser Funds	(162,225,117)
Decrease in investments in Adviser Funds paid in advance	16,611,725
Net (purchases) sales of short-term investments	21,893,007
Decrease in receivable from redemption of Adviser Funds	68,695,731
Decrease in withholding tax refund receivable	52
Decrease in dividends and interest receivable	47,953
Decrease in prepaid assets	1,495
Decrease in due to the Adviser Fund Advisors	(355,418)
Increase in management fee payable	129,312
Decrease in professional fees payable	(166,518)
Decrease in accounting and administration fees payable	(60,566)
Decrease in custodian fees payable	(2,956)
Increase in printing fees payable	22,830
Increase in line of credit fees payable	9,597
Decrease in other expenses payable	(14,611)
Decrease in risk management fees payable	(27,386)

Net cash used in operating activities	(11,664,842)

Cash flows from financing activities:
Capital contributions	160,827,959
Capital withdrawals	(148,095,355)
Line of credit borrowings	114,165
Line of credit repayments	(114,165)

Net cash provided by financing activities	12,732,604

Net change in cash and cash equivalents	1,067,762
Cash and cash equivalents at beginning of year	37,358

Cash and cash equivalents at end of year	$1,105,120

Supplemental Disclosure of Interest Paid	$21,875

See notes to financial statements.

TEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited)

1. ORGANIZATION

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments through investments in the six asset classes of Opportunistic Equity, Enhanced Fixed Income, Absolute Return, Real Estate, Private Equity, and Energy and Natural Resources. The Master Fund’s secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objective, the Master Fund will provide its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading Advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser either by becoming a participant in an investment vehicle operated by the Adviser (an “Adviser Fund”) which includes exchange traded funds (“ETFs”), hedge funds, investment funds or directly in exchange traded funds or by placing its assets in an account directly managed by the Adviser.

Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the “General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors (the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Cash

Cash includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

ELEVEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c. Valuation of Investments

Investments held by the Master Fund include:

•

Investments in Adviser Funds—The Master Fund will value interests in the Adviser Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds’ as required by the Adviser Funds’ offering documents. If the Investment Manager determines that the most recent value reported by the Adviser Fund does not represent fair value or if the Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued less frequently than the calculation of the Master Fund’s net asset value. Therefore, the reported performance of the Adviser Fund may lag the reporting period of the Master Fund. The Investment Manager has established procedures for reviewing the effect on the Master Fund’s net asset value due to this lag in reported performance of the Adviser Funds.

•

Investments in Exchange Traded Funds—Securities traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.

The three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1—quoted prices (unadjusted) in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

TWELVE

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c. Valuation of Investments (continued)

Investments in Adviser Funds	Level 1	Level 2	Level 3	Total

Absolute Return	$—	$204,332,785	$69,123,601	$273,456,386
Energy and Natural Resources	20,769,568	57,587,704	90,903,085	169,260,357
Enhanced Fixed Income	23,112,416	53,001,491	203,533,812	279,647,719
Opportunistic Equity	—	262,829,365	118,757,371	381,586,736
Private Equity	—	—	130,900,037	130,900,037
Real Estate	—	27,050,218	89,985,539	117,035,757
Short-Term Investment	46,810,868	—	—	46,810,868

Total	$90,692,852	$604,801,563	$703,203,445	$1,398,697,860

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments

Balance as of April 1, 2009	$1,074,675,464
Realized gain (loss)	(14,880,452)
Net change in unrealized appreciation/depreciation	155,566,389
Net purchase (sales)	92,643,607
Reclassification of categorization of level of fair value hierarchy	(604,801,563)

Balance as of September 30, 2009	$703,203,445

The amount of the net change in unrealized appreciation/depreciation for the period ended September 30, 2009 relating to investments in Level 3 assets still held at September 30, 2009 is $155,566,389, which is included as a component of net change in unrealized appreciation on investments in Adviser Funds.

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. As of September 30, 2009, the Master Fund had not entered into any derivative instruments.

THIRTEEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d. Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund.

The Adviser Funds generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities. Disbursements received from Adviser Funds are accounted for as a reduction to cost.

e. Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

f. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of September 30, 2009 and has determined that it does not have a liability for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. For the years ended December 31, 2006 through December 31, 2008 the Master Fund is open to examination by U.S. federal tax authorities and state tax authorities.

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Partners’ Capital from operations during the reporting period. Actual results could differ from those estimates.

3. ALLOCATION OF PARTNERS’ CAPITAL

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

FOURTEEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

4. REPURCHASE OF PARTNERS’ INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager generally recommends to the Board that the Master Fund offer to repurchase interests from Limited Partners, up to 5% of the net asset value of the Master Fund, on a quarterly basis as of the valuation date at the end of each calendar quarter. The Master Fund does not intend to distribute to the partners any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the partners.

5. MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund’s investment program.

In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners’ capital determined as of the last day of the month (before repurchase of interests).

The General Partner is allocated a performance allocation (calculated and accrued monthly and payable annually) equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as off the last day of the preceding calendar year of the Master Funds at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the last calendar year (“the performance Allocation”). The performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered.

Hatteras Capital Distributors LLC, an affiliate of the Investment Manager, serves as the Master Fund’s private placement agent.

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an annual retainer of $30,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6. ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For the period ended September 30, 2009, the total administration fee was $469,962.

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

FIFTEEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

7. INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds for the period ended September 30, 2009 amounted to $178,048,950. Total proceeds from redemptions of Adviser Funds for the period ended September 30, 2009 amounted to $64,495,711. The cost of investments in Adviser Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2009.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8. LINE OF CREDIT

The Master Fund maintains a $40,000,000 unsecured, uncommitted revolving credit facility (“Facility”), for the purpose of financing short timing differences between the redemption of investments or receipt of partnership capital and the withdrawal of partnership capital accounts, investing in Adviser Funds, or as general working capital. The Facility can be terminated on demand by the lender. A fee of 65 basis points per annum is payable quarterly in arrears on the unused portion of the Facility. The interest rate charged on borrowings is, at the Borrower’s option, (a) the London Interbank Offer Rate plus a spread of 375 basis points, or (b) a Base Rate, as determined by the Lender, plus 200 basis points. Interest and fees incurred for the period ended September 30, 2009 are disclosed in the accompanying Statement of Operations. At September 30, 2009, the Master Fund had no borrowings, fees or interest payable outstanding under the Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the period ended September 30, 2009 was 5.25%, $819,672, and $15,000,000, respectively.

9. INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. COMMITMENTS

As of September 30, 2009, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $348,900,124.

SIXTEEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (continued)

11. RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the Adviser Fund.

Adviser Funds generally require the Investment Manager to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Adviser Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

12. FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund’s financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital. The ratios do not reflect the Master Fund’s proportionate share of income and expenses from Adviser Funds. The ratios are annualized for periods of less than a year.

SEVENTEEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (Unaudited) (concluded)

12. FINANCIAL HIGHLIGHTS (CONTINUED)

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for periods of less than a year.

	For the period ended September 30, 2009
		For the year ended March 31,

		2009	2008	2007	2006	2005

Total return amortizing organizational expenses*	— **	— **	— **	— **	— **	0.23%
Total return	11.81%	–20.45%	3.74%	9.31%	13.79%	0.17%
Partners’ capital, end of period (000’s)	$1,321,781	$1,149,124	$1,050,585	$432,120	$213,521	$116,827
Portfolio turnover	5.34%	22.57%	9.54%	14.03%	19.35%	3.72%
Annualized ratios:
Net investment loss	–0.39%	–0.90%	–0.72%	–0.96%	–1.23%	–1.43%
Total operating expenses	0.63%	1.25%	1.32%	1.39%	1.52%	1.50%

*	Return is indicative of amortizing organizational expenses over 60 months for tax purposes.

**	Organizational costs were fully expensed as of March 31, 2005.

13. SUBSEQUENT EVENTS

Management has reviewed the events and transactions from October 1, 2009 through November 29, 2009, the date the financial statements were available to be issued, for subsequent events. Effective October 1, 2009 and November 1, 2009, there were additional capital contributions of $18,882,641 and $21,499,594 respectively.

On October 14, 2009, the Master Fund elected to terminate the existing credit facility and enter into a new, secured facility with a different lender. The new facility has a maximum borrowing amount of $120,000,000 and is secured by certain interests in Adviser Funds. A fee of 115 basis points per annum is payable monthly in arrears on the unused portion of the new facility, while the interest rate charged on borrowings is the London Interbank Offer Rate plus a spread of 280 basis points. Collateral for the new facility is held by U.S. Bank N.A. as custodian.

EIGHTEEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information is set forth below. Unless otherwise noted, the business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

INTERESTED DIRECTORS

David B. Perkins* July 18, 1962	President and Chairman of the Board of Directors of each Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the Co-founder and Managing Partner of CapFinancial Partners, LLC.	23

INDEPENDENT DIRECTORS

Steve E. Moss February 18, 1953	Director; Audit Committee Member of each Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	23

H. Alexander Holmes May 4, 1942	Director; Audit Committee Member of each fund in the Fund Complex	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	23

NINETEEN

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

BOARD OF DIRECTORS

(Unaudited) (concluded)

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

INDEPENDENT DIRECTORS (continued)

Gregory S. Sellers May 5, 1959	Director; Audit Committee Member of each fund in the Fund Complex	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	23

Daniel K. Wilson June 22, 1948 **	Director; Audit Committee Member of each Fund	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parkdale Mills, Inc. from 2004–2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*	Mr. Perkins is deemed to be an “interested” Director of the Fund because of his affiliations with the Investment Manager.

**	At its June 28, 2009 Board of Directors meeting, the Directors appointed Daniel K. Wilson as an Independent Director of the Fund.

TWENTY

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. Unless otherwise noted, the business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

OFFICERS

J. Michael Fields July 14, 1973	Secretary of each Fund	Since Inception

Prior to becoming Secretary, Mr. Fields had been the Treasurer of each Fund since inception. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

N/A

Andrew P. Chica September 7, 1975	Chief Compliance Officer of each fund in the Fund Complex	Since 2008

Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.

N/A

TWENTY-ONE

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

FUND MANAGEMENT

(Unaudited) (concluded)

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex’ Overseen by Director or Officer

OFFICERS (continued)

R. Lance Baker September 17, 1971	Treasurer of each fund in the Fund Complex	Since 2008

Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.

N/A

TWENTY-TWO

HATTERAS MASTER FUND, L.P. (A DELAWARE LIMITED PARTNERSHIP)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-THREE

THIS PAGE INTENTIONALLY LEFT BLANK.

HATTERAS MULTI-STRATEGY FUNDS

8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

INVESTMENT ADVISOR AND FUND SERVICING AGENT

Hatteras Investment Partners, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street, 25th Floor
Philadelphia, PA 19103

FUND COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996

ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc.
1400 North Providence Road, Suite 200
Media, PA 19063-2043

CUSTODIAN

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

DISTRIBUTOR

Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive
Suite 401
Raleigh, NC 27615

8540 Colonnade Center Drive, Suite 401	Tel 866.388.6292	www.hatterasfunds.com
Raleigh, NC 27615	Fax 919.846.3433

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)

The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

           (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

           (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HATTERAS MASTER FUND, L.P.

By (Signature and Title)* /s/ David B. Perkins

David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date DECEMBER 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins

David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date DECEMBER 8, 2009

By (Signature and Title)* /s/ R. Lance Baker

R. Lance Baker, Chief Financial Officer
(principal financial officer)

Date DECEMBER 8, 2009

* Print the name and title of each signing officer under his or her signature.